Merger Agreement - Assets and liabilities Obtained (Details) - Legacy Tvardi - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 15, 2025
Business Acquisition
Cash and cash equivalents		$ 24,992
Prepaid expenses and other current assets		132
Accounts payable		(228)
Accrued expenses and other current liabilities		(1,023)
Cara net assets acquired	$ 23,900	$ 23,873